Convertible notes, at fair value (Details)		12 Months Ended
	Dec. 10, 2021 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Cash proceeds from issuance | ¥			¥ 312,092,172
Adjusted conversion price | $ / shares		$ 10.85
Convertible notes
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 50,000,000
Discount rate	2.00%
Cash proceeds from issuance | $	$ 49,000,000
Expected term of occurrence of merger	24 months
Initial conversion price | $ / shares		$ 11.50
Redemption price as percentage of principal amount		102.00%
Convertible notes | Prior to
Debt Instrument [Line Items]
PIK interest rate		9.00%
Interest rate		7.00%
Convertible notes | After
Debt Instrument [Line Items]
PIK interest rate		12.00%
Interest rate		10.00%